Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of main actuarial hypothesis used in the actuarial computations
	2021	2020	2019
Discount rate	7.55%	7.00%	7.70%
Wage increase rate	5.00%	4.50%	4.50%
Rate of salary increase	4.50%	4.50%	4.50%

Schedule of DBO amount recorded in the balance sheet
	Retirement benefits	Termination benefits	2021	2020	2019
Vested benefits Obligation (OBA)	$0	$3,390	$3,390	$47,159	$0
Plus, Non-Vested Benefits Obligation	87,071	72,382	159,453	115,077	127,064
Defined Benefits Obligation.	87,071	75,772	162,843	162,236	127,064
Projected Net Liability	$87,071	$75,772	$162,843	$162,236	$127,064

Schedule of DBO amount recorded in the balance sheet
	Retirement benefits	Termination benefits	2021	2020	2019
Service cost	4,842	$4,457	$9,299	$6,736	$2,179
Net interest	6,252	4,869	11,121	9,306	4,242
Labor cost of past services	0	1,806	1,806	5,240	1,947
Net Cost for the period	$11,094	$11,132	$22,226	$21,282	$8,368

Schedule of DBO amount recorded in the balance sheet
	2021	2020
Defined benefit obligations (DBO) changes in present	$161,864	$123,368
Value
DBO present value at January 1st	161,864	123,368
Past services labor cost	1,806	5,240
Current service labor cost	9,299	6,736
Interest expense	11,121	9,306
Paid benefits		(3,648)
Actuarial gains and losses in obligations	$(21,247)	$20,862
DBO present value at December 31st	$162,843	$161,864

Initial PNL	$161,864	$123,368
Net cost for the period	22,226	21,282
Paid benefits		(3,648)
Previous years effect on profit and loss	(21,247)	20,862
Final PNL	$162,843	$161,864
Defined benefits obligations (DBO)	$162,843	$161,864